Accounts Receivable, Net - Schedule of Accounts Receivable, Net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Schedule of Accounts Receivable, Net [Abstract]
Accounts receivables	¥ 259,743		¥ 225,353
Less: Allowance for credit losses	(11,696)		(1,996)	¥ (931)
Accounts receivable, net	¥ 248,047	$ 35,470	¥ 223,357